Quarterly Report
March 31, 2020
MFS®  Core Equity Portfolio
MFS® Variable Insurance Trust II

Portfolio of Investments
3/31/20 (unaudited)
The Portfolio of Investments is a complete list of all securities owned by your fund. It is categorized by broad-based asset classes.
Issuer	Shares/Par	Value ($)
Common Stocks – 99.2%
Aerospace – 3.0%
CACI International, Inc., “A” (a)	1,414	$298,566
Curtiss-Wright Corp.	3,741	345,706
Honeywell International, Inc.	12,974	1,735,791
Huntington Ingalls Industries, Inc.	1,413	257,463
L3Harris Technologies, Inc.	5,399	972,468
Northrop Grumman Corp.	3,065	927,316
United Technologies Corp. (a)	10,211	573,858
		$5,111,168
Alcoholic Beverages – 0.3%
Constellation Brands, Inc., “A”	3,485	$499,610
Apparel Manufacturers – 0.3%
Skechers USA, Inc., “A” (a)	18,632	$442,324
Automotive – 0.5%
Copart, Inc. (a)	5,851	$400,911
IAA, Inc. (a)	4,768	142,849
Lear Corp.	3,248	263,900
		$807,660
Biotechnology – 0.6%
Adaptive Biotechnologies Corp. (a)	3,795	$105,425
Illumina, Inc. (a)	3,088	843,395
		$948,820
Broadcasting – 0.7%
Netflix, Inc. (a)	3,027	$1,136,638
Brokerage & Asset Managers – 1.7%
Charles Schwab Corp.	56,232	$1,890,520
NASDAQ, Inc.	10,904	1,035,335
		$2,925,855
Business Services – 3.9%
Accenture PLC, “A”	3,193	$521,289
Amdocs Ltd.	7,636	419,751
Clarivate Analytics PLC (a)	66,694	1,383,900
Fidelity National Information Services, Inc.	8,472	1,030,534
Fiserv, Inc. (a)	8,740	830,213
Global Payments, Inc.	6,524	940,957
Verisk Analytics, Inc., “A”	9,977	1,390,594
		$6,517,238
Cable TV – 0.3%
Cable One, Inc.	151	$248,246
Comcast Corp., “A”	6,700	230,346
		$478,592
Chemicals – 0.3%
FMC Corp.	4,218	$344,568
Ingevity Corp. (a)	3,279	115,421
		$459,989

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Computer Software – 9.2%
Adobe Systems, Inc. (a)	8,043	$2,559,604
Black Knight, Inc. (a)	8,702	505,238
Cadence Design Systems, Inc. (a)	14,854	980,958
Everbridge, Inc. (a)	6,635	705,699
Microsoft Corp.	52,016	8,203,444
Salesforce.com, Inc. (a)	17,782	2,560,252
		$15,515,195
Computer Software - Systems – 7.0%
Apple, Inc. (s)	34,916	$8,878,790
EPAM Systems, Inc. (a)	2,860	530,988
Rapid7, Inc. (a)	10,384	449,939
ServiceNow, Inc. (a)	3,630	1,040,285
Square, Inc., “A” (a)	5,809	304,275
Zebra Technologies Corp., “A” (a)	2,953	542,171
		$11,746,448
Construction – 0.9%
Masco Corp.	10,254	$354,481
Otis Worldwide Corp. (a)	5,105	255,275
Toll Brothers, Inc.	33,702	648,763
Vulcan Materials Co.	3,196	345,392
		$1,603,911
Consumer Products – 1.6%
Colgate-Palmolive Co.	13,344	$885,508
Energizer Holdings, Inc.	2,792	84,458
Kimberly-Clark Corp.	6,232	796,886
Procter & Gamble Co.	8,884	977,240
		$2,744,092
Consumer Services – 0.4%
Bright Horizons Family Solutions, Inc. (a)	2,906	$296,412
Grand Canyon Education, Inc. (a)	5,823	444,208
		$740,620
Containers – 0.3%
Ball Corp.	5,461	$353,108
Sealed Air Corp.	4,152	102,596
		$455,704
Electrical Equipment – 1.7%
AMETEK, Inc.	15,227	$1,096,649
Fortive Corp.	12,088	667,137
HD Supply Holdings, Inc. (a)	14,808	420,991
Sensata Technologies Holding PLC (a)	13,072	378,173
TE Connectivity Ltd.	3,979	250,597
		$2,813,547
Electronics – 3.0%
Analog Devices, Inc.	9,358	$838,945
Applied Materials, Inc.	6,950	318,449
Marvell Technology Group Ltd.	29,191	660,592
Mellanox Technologies Ltd. (a)	2,271	275,518
Monolithic Power Systems, Inc.	1,626	272,290
NXP Semiconductors N.V.	13,813	1,145,512
Silicon Laboratories, Inc. (a)	2,489	212,585
Texas Instruments, Inc.	13,420	1,341,061
		$5,064,952

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Energy - Independent – 0.9%
ConocoPhillips	16,021	$493,447
Diamondback Energy, Inc.	4,712	123,454
Pioneer Natural Resources Co.	3,439	241,246
Valero Energy Corp.	13,711	621,931
		$1,480,078
Energy - Integrated – 1.2%
Chevron Corp.	27,429	$1,987,505
Engineering - Construction – 0.2%
KBR, Inc.	13,086	$270,618
Food & Beverages – 2.9%
Archer Daniels Midland Co.	12,830	$451,359
Coca-Cola Co.	7,790	344,708
Coca-Cola European Partners PLC	7,406	277,947
Hostess Brands, Inc. (a)	25,037	266,894
J.M. Smucker Co.	3,203	355,533
Mondelez International, Inc.	25,475	1,275,788
Nomad Foods Ltd. (a)	9,467	175,708
PepsiCo, Inc.	14,517	1,743,492
		$4,891,429
Food & Drug Stores – 1.5%
Grocery Outlet Holding Corp. (a)	9,299	$319,327
Wal-Mart Stores, Inc.	19,985	2,270,696
		$2,590,023
Gaming & Lodging – 0.6%
Marriott International, Inc., “A”	8,237	$616,210
Wyndham Hotels & Resorts, Inc.	12,121	381,933
		$998,143
General Merchandise – 1.5%
Dollar General Corp.	9,202	$1,389,594
Dollar Tree, Inc. (a)	10,358	761,002
Ollie's Bargain Outlet Holdings, Inc. (a)	6,941	321,646
		$2,472,242
Health Maintenance Organizations – 1.7%
Cigna Corp.	9,314	$1,650,254
Humana, Inc.	4,141	1,300,357
		$2,950,611
Insurance – 3.9%
Aon PLC	19,955	$3,293,373
Assurant, Inc.	5,381	560,108
Chubb Ltd.	9,171	1,024,309
Everest Re Group Ltd.	1,445	278,047
Hartford Financial Services Group, Inc.	13,426	473,132
MetLife, Inc.	12,372	378,212
Reinsurance Group of America, Inc.	2,571	216,324
Third Point Reinsurance Ltd. (a)	46,979	348,115
		$6,571,620

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Internet – 5.1%
Alphabet, Inc., “A” (a)(s)	4,577	$5,318,245
Facebook, Inc., “A” (a)	20,184	3,366,691
		$8,684,936
Leisure & Toys – 0.7%
Electronic Arts, Inc. (a)	11,366	$1,138,532
Machinery & Tools – 1.1%
Carrier Global Corp. (a)	10,211	$176,140
Deere & Co.	2,371	327,577
Flowserve Corp.	18	430
IDEX Corp.	2,208	304,947
Roper Technologies, Inc.	3,246	1,012,135
		$1,821,229
Major Banks – 1.7%
Goldman Sachs Group, Inc.	13,754	$2,126,231
PNC Financial Services Group, Inc.	8,665	829,414
		$2,955,645
Medical & Health Technology & Services – 1.9%
HealthEquity, Inc. (a)	5,863	$296,609
HMS Holdings Corp. (a)	17,033	430,424
McKesson Corp.	8,804	1,190,829
PRA Health Sciences, Inc. (a)	10,730	891,019
Premier, Inc., “A” (a)	14,207	464,853
		$3,273,734
Medical Equipment – 4.1%
Agilent Technologies, Inc.	10,805	$773,854
Align Technology, Inc. (a)	1,040	180,908
Becton, Dickinson and Co.	4,000	919,080
Boston Scientific Corp. (a)	41,218	1,344,943
Danaher Corp.	5,698	788,660
Masimo Corp. (a)	1,716	303,938
Medtronic PLC	22,364	2,016,786
STERIS PLC	4,506	630,705
		$6,958,874
Natural Gas - Pipeline – 0.3%
Enterprise Products Partners LP	21,398	$305,991
Equitrans Midstream Corp.	27,296	137,299
		$443,290
Network & Telecom – 0.6%
Equinix, Inc., REIT	1,619	$1,011,179
Oil Services – 0.2%
Cactus, Inc., “A”	5,760	$66,816
National Oilwell Varco, Inc.	25,761	253,231
		$320,047
Other Banks & Diversified Financials – 6.2%
American Express Co.	2,398	$205,293
Bank OZK	19,472	325,182
Citigroup, Inc.	35,203	1,482,750
Northern Trust Corp.	6,755	509,732
PAE, Inc. (a)	87,797	569,803
Prosperity Bancshares, Inc.	3,106	149,865

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Other Banks & Diversified Financials – continued
S&P Global, Inc.	2,559	$627,083
SLM Corp.	70,502	506,909
SVB Financial Group (a)	1,120	169,210
Truist Financial Corp.	45,243	1,395,294
U.S. Bancorp	32,022	1,103,158
Visa, Inc., “A”	21,445	3,455,218
		$10,499,497
Pharmaceuticals – 7.6%
Elanco Animal Health, Inc. (a)	24,338	$544,928
Eli Lilly & Co.	19,220	2,666,198
Johnson & Johnson	32,354	4,242,580
Merck & Co., Inc.	37,998	2,923,566
Zoetis, Inc.	20,445	2,406,172
		$12,783,444
Pollution Control – 0.3%
Waste Connections, Inc.	6,244	$483,910
Railroad & Shipping – 1.2%
Canadian National Railway Co.	13,349	$1,036,283
Canadian Pacific Railway Ltd.	4,761	1,045,468
		$2,081,751
Real Estate – 2.1%
EPR Properties, REIT	45,669	$1,106,103
Industrial Logistics Properties Trust, REIT	33,157	581,574
Lexington Realty Trust, REIT	30,065	298,545
STORE Capital Corp., REIT	24,023	435,297
Sun Communities, Inc., REIT	1,996	249,201
W.P. Carey, Inc., REIT	13,920	808,473
		$3,479,193
Restaurants – 0.9%
Starbucks Corp.	24,485	$1,609,644
Specialty Chemicals – 1.4%
Axalta Coating Systems Ltd. (a)	42,090	$726,894
Corteva, Inc.	19,419	456,347
DuPont de Nemours, Inc.	14,475	493,597
Element Solutions, Inc. (a)	55,589	464,724
Univar Solutions, Inc. (a)	15,601	167,243
		$2,308,805
Specialty Stores – 5.6%
Amazon.com, Inc. (a)(s)	3,600	$7,018,992
Burlington Stores, Inc. (a)	3,049	483,145
Ross Stores, Inc.	8,138	707,762
Target Corp.	13,762	1,279,453
		$9,489,352
Telecommunications - Wireless – 1.0%
American Tower Corp., REIT	7,571	$1,648,585
Telephone Services – 3.0%
Liberty Broadband Corp. (a)	15,084	$1,670,100
Verizon Communications, Inc.	63,313	3,401,808
		$5,071,908

Portfolio of Investments (unaudited) – continued
Issuer	Shares/Par	Value ($)
Common Stocks – continued
Tobacco – 0.6%
Philip Morris International, Inc.	13,350	$974,016
Trucking – 0.2%
Forward Air Corp.	6,582	$333,378
Utilities - Electric Power – 3.3%
American Electric Power Co., Inc.	15,394	$1,231,212
CenterPoint Energy, Inc.	21,267	328,575
Duke Energy Corp.	2,331	188,531
Evergy, Inc.	11,553	635,993
Exelon Corp.	17,100	629,451
NextEra Energy, Inc.	5,788	1,392,709
Southern Co.	6,103	330,417
Xcel Energy, Inc.	13,058	787,397
		$5,524,285
Total Common Stocks		$167,119,866
Investment Companies (h) – 1.5%
Money Market Funds – 1.5%
MFS Institutional Money Market Portfolio, 1.28% (v)	2,614,486	$2,615,008
Securities Sold Short – (0.7)%
Medical & Health Technology & Services – (0.4)%
Healthcare Services Group, Inc.	(25,731)	$(615,228)
Telecommunications - Wireless – (0.3)%
Crown Castle International Corp., REIT	(3,720)	$(537,168)
Trucking – (0.0)%
XPO Logistics, Inc.	(1,913)	$(93,259)
Total Securities Sold Short		$(1,245,655)

Other Assets, Less Liabilities – 0.0%		1,991
Net Assets – 100.0%		$168,491,210
(a)	Non-income producing security.
(h)	An affiliated issuer, which may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. At period end, the aggregate values of the fund's investments in affiliated issuers and in unaffiliated issuers were $2,615,008 and $167,119,866, respectively.
(s)	Security or a portion of the security was pledged to cover collateral requirements for securities sold short.
(v)	Affiliated issuer that is available only to investment companies managed by MFS. The rate quoted for the MFS Institutional Money Market Portfolio is the annualized seven-day yield of the fund at period end.
The following abbreviations are used in this report and are defined:
REIT	Real Estate Investment Trust
At March 31, 2020, the fund had cash collateral of $93,411 and other liquid securities with an aggregate value of $2,498,987 to cover any collateral or margin obligations for securities sold short.
See attached supplemental information. For more information see notes to financial statements as disclosed in the most recent semiannual or annual report.

Supplemental Information
3/31/20 (unaudited)
The fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services - Investment Companies.
(1) Investment Valuations
Equity securities, including restricted equity securities and equity securities sold short, are generally valued at the last sale or official closing price on their primary market or exchange as provided by a third-party pricing service. Equity securities, for which there were no sales reported that day, are generally valued at the last quoted daily bid quotation on their primary market or exchange as provided by a third-party pricing service. Equity securities sold short, for which there were no sales reported for that day, are generally valued at the last quoted daily ask quotation on their primary market or exchange as provided by a third-party pricing service. Short-term instruments with a maturity at issuance of 60 days or less may be valued at amortized cost, which approximates market value. Open-end investment companies are generally valued at net asset value per share. Securities and other assets generally valued on the basis of information from a third-party pricing service may also be valued at a broker/dealer bid quotation. In determining values, third-party pricing services can utilize both transaction data and market information such as yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. The values of foreign securities and other assets and liabilities expressed in foreign currencies are converted to U.S. dollars using the mean of bid and asked prices for rates provided by a third-party pricing service.
The Board of Trustees has delegated primary responsibility for determining or causing to be determined the value of the fund’s investments (including any fair valuation) to the adviser pursuant to valuation policies and procedures approved by the Board. If the adviser determines that reliable market quotations are not readily available, investments are valued at fair value as determined in good faith by the adviser in accordance with such procedures under the oversight of the Board of Trustees. Under the fund’s valuation policies and procedures, market quotations are not considered to be readily available for most types of debt instruments and floating rate loans and many types of derivatives. These investments are generally valued at fair value based on information from third-party pricing services. In addition, investments may be valued at fair value if the adviser determines that an investment’s value has been materially affected by events occurring after the close of the exchange or market on which the investment is principally traded (such as foreign exchange or market) and prior to the determination of the fund’s net asset value, or after the halt of trading of a specific security where trading does not resume prior to the close of the exchange or market on which the security is principally traded. Events that occur after foreign markets close (such as developments in foreign markets and significant movements in the U.S. markets) and prior to the determination of the fund’s net asset value may be deemed to have a material effect on the value of securities traded in foreign markets. Accordingly, the fund’s foreign equity securities may often be valued at fair value. The adviser generally relies on third-party pricing services or other information (such as the correlation with price movements of similar securities in the same or other markets; the type, cost and investment characteristics of the security; the business and financial condition of the issuer; and trading and other market data) to assist in determining whether to fair value and at what value to fair value an investment. The value of an investment for purposes of calculating the fund’s net asset value can differ depending on the source and method used to determine value. When fair valuation is used, the value of an investment used to determine the fund’s net asset value may differ from quoted or published prices for the same investment. There can be no assurance that the fund could obtain the fair value assigned to an investment if it were to sell the investment at the same time at which the fund determines its net asset value per share.
Various inputs are used in determining the value of the fund's assets or liabilities. These inputs are categorized into three broad levels. In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, an investment's level within the fair value hierarchy is based on the lowest level of input that is significant to the fair value measurement. The fund's assessment of the significance of a particular input to the fair value measurement in its entirety requires judgment, and considers factors specific to the investment. Level 1 includes unadjusted quoted prices in active markets for identical assets or liabilities. Level 2 includes other significant observable market-based inputs (including quoted prices for similar securities, interest rates, prepayment speed, and credit risk). Level 3 includes unobservable inputs, which may include the adviser's own assumptions in determining the fair value of investments. The following is a summary of the levels used as of March 31, 2020 in valuing the fund's assets or liabilities:
Financial Instruments	Level 1	Level 2	Level 3	Total
Equity Securities	$167,119,866	$—	$—	$167,119,866
Mutual Funds	2,615,008	—	—	2,615,008
Total	$169,734,874	$—	$—	$169,734,874
Securities Sold Short	$(1,245,655)	$—	$—	$(1,245,655)
For further information regarding security characteristics, see the Portfolio of Investments.

Supplemental Information (unaudited) – continued
(2) Investments in Affiliated Issuers
An affiliated issuer may be considered one in which the fund owns 5% or more of the outstanding voting securities, or a company which is under common control. For the purposes of this report, the following were affiliated issuers:
Affiliated Issuers	Beginning Value	Purchases	Sales Proceeds	Realized Gain (Loss)	Change in Unrealized Appreciation or Depreciation	Ending Value
MFS Institutional Money Market Portfolio	$1,972,595	$10,467,719	$9,824,922	$(273)	$(111)	$2,615,008
Affiliated Issuers	Dividend Income	Capital Gain Distributions
MFS Institutional Money Market Portfolio	$6,445	$—
(3) Impacts of COVID-19
The pandemic related to the global spread of novel coronavirus disease (COVID-19), which was first detected in December 2019, has resulted in significant disruptions to global business activity and the global economy, as well as the economies of individual countries, the financial performance of individual companies and sectors, and the securities and commodities markets in general. This pandemic, the full effects of which are still unknown, has resulted in substantial market volatility and may have adversely impacted the prices and liquidity of the fund's investments and the fund's performance.